Document And Entity Information	3 Months Ended
Mar. 31, 2024
Document Information [Line Items]
Entity Central Index Key	0001058307
Entity Registrant Name	NextPlat Corp
Amendment Flag	false
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2024
Document Type	S-4
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	65-0783722
Entity Address, Address Line One	3250 Mary Street, Suite 410
Entity Address, City or Town	Coconut Grove
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33133
City Area Code	305
Local Phone Number	560-5355
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false